S000024507 [Member] Investment Risks - SFT Index 500 Fund	Dec. 31, 2025
Large Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	▲ Large Company Risk – the risk that a portfolio of large capitalization company securities may underperform the market as a whole.
Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	▲ Market Risk – the risk that equity securities are subject to adverse trends in equity markets.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Sector Risk – the risk that the securities of companies within specific industries or sectors of the economy can periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a company.

Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Index Performance Risk – the risk that the Fund’s ability to replicate the performance of the S&P 500® may be affected by, among other things, changes in securities markets, the manner in which Standard & Poor’s Rating Services calculates the S&P 500®, the amount and timing of cash flows into and out of the Fund, commissions, settlement fees, and other expenses. The Fund’s performance may also be adversely affected if a particular stock in the S&P 500® (or stocks within an industry heavily weighted by the S&P 500®) performs poorly.

Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Concentration Risk – the risk that the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry. The Fund is subject to concentration risk if the Fund invests more than 25% of its total assets in a particular industry.

Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	▲ Portfolio Risk – the risk that Fund performance may not meet or exceed that of the market as a whole.
Risk of Stock Investing [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Risk of Stock Investing – the risk that stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may result in the loss of money